Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
Schedule of outstanding stock warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Exercisable at December 31, 2020	15,974,026	$0.00385	2.06	$—
Granted	201,500,000	$0.0029	4.62	$—
Expired	—	$—	—	$—
Increased for adjustment(1)	12,012,987	$—	—	$—
Exercised	(2,987,013)	$—	—	$—
Exercisable at December 31, 2021	226,500,000	$0.0013	3.78	$—
Granted	—	$—	—	$—
Expired	—	$—	—	$—
Exercised	(60,000,000)	$—	—	$—
Exercisable at March 31, 2022	166,500,000	$0.0023	3.89	$1,956,000

(1)	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	3,000,000	$0.07	2.59	$—
Granted	63,236,369	$0.00385	2.56	$—
Expired	—	$—	—	$—
Exercised	(50,262,343)	$0.00385	—	$—
Exercisable at December 31, 2020	15,974,026	$0.00385	2.06	$—
Granted	201,500,000	$0.0029	4.62	$—
Expired	—	$—	—	$—
Increased for adjustment(1)	12,012,987	$—	—	$—
Exercised	(2,987,013)	$—	—	$—
Exercisable at December 31, 2021	226,500,000	$0.0136	3.78	$724,800

(1)	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.

Schedule of range of exercise price
Range of Exercise Prices	Number Outstanding 3/31/2022	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.002 - 0.0137	166,500,000	3.89 years	$0.0117

Range of Exercise Prices	Number Outstanding 12/31/2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.0003 - $0.012	214,804,492	3.78 years	$0.0136

Schedule of debt issued and the warrants was calculated to determine the warrants
Warrants	35,000,000
Share price	$0.0033
Exercise Price	$0.006
Term	5 years
Volatility	353%
Risk Free Interest Rate	.43%
Dividend rate	-

Schedule of Black Scholes pricing model was used to estimate the fair value
Warrants	120,000,000
Share price	$0.0043
Exercise Price	$0.0003
Term	5 years
Volatility	352%
Risk Free Interest Rate	0.45%
Dividend rate	-

Warrants	36,500,000
Share price	$0.0173
Exercise Price	$0.006
Term	5 years
Volatility	319%
Risk Free Interest Rate	0.45%
Dividend rate	—

Warrants	10,000,000
Share price	$0.026
Exercise Price	$0.012
Term	5 years
Volatility	319%
Risk Free Interest Rate	0.87%
Dividend rate	—